LEASES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease expenses	¥ 17,892	¥ 26,466	¥ 35,738
Short-term leases expense	¥ 109